Enterprise wide disclosure	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Enterprise wide disclosure

Note 17 – Enterprise wide disclosure

The Company follows FASB ASC 280, Segment Reporting, which requires companies to disclose segment data based on how management makes decision about allocating resources to each segment and evaluating their performances. The Company’s chief operating decision-makers (i.e., the Company’s chief executive officer and his direct reports, including the Company’s chief financial officer) review financial information presented on a consolidated basis, accompanied by disaggregated information about revenues, cost of revenues, and gross profit by business lines (sewage treatment systems and sewage treatment services) for purposes of allocating resources and evaluating financial performance. There are no segment managers who are held accountable for operations, operating results and plans for levels or components below the consolidated unit level. In addition, all of the Company’s long-lived assets are located in the PRC and all of the Company’s revenues are derived solely from the PRC, accordingly, no geographical information is presented. Based on qualitative and quantitative criteria established by FASB ASC 280, the Company considers itself to be operating within one reportable segment.

Disaggregated information of revenues, cost of revenues and gross profit by business lines are as follows:

	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021

Sewage treatment systems	$32,267,593	$26,552,481	$20,272,996
Sewage treatment services and others	1,942,326	2,296,881	3,283,824
Total revenues	$34,209,919	$28,849,362	$23,556,820

	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021

Sewage treatment systems	$21,630,216	$17,170,669	$12,816,882
Sewage treatment services and others	1,194,817	1,425,538	2,245,608
Total cost of revenues	$22,825,033	$18,596,207	$15,062,490

	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021

Sewage treatment systems	$10,637,377	$9,381,812	$7,456,114
Sewage treatment services and others	747,509	871,343	1,038,216
Total gross profit	$11,384,886	$10,253,155	$8,494,330